Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Segment Information
44.	Segment Information

a)	General information

The Group uses the product line as basis for providing information to the chief operating decision-maker. The Group currently divides the sales order district into three major product lines: video IoT, security convergence and other. The chief operating decision-maker makes decision concerning financial management as well as evaluation of the business performance based on these three product lines; therefore, the reportable segments are video IoT, security convergence and other.

b)	Measurement of segment information

The Group evaluates the performance of the operating segments based on a measure of revenue and income before tax, in a manner consistent with that in the consolidated statements of comprehensive income (loss). The accounting policies of the operating segments are in agreement with the significant accounting policies in the consolidated financial statements for the year ended December 31, 2024. Sale transactions among segments are based on arms-length principle.

c)	Reconciliation of segment income, assets and liabilities

The segment information provided to the chief operating decision-maker for the reportable segments is as follows:

	Year ended December 31, 2024
			Other	Adjustment and
	Security Convergence	Video IoT	segment (Note 1)	write-off (Note 2)	Consolidation
Revenue from external customers	$71,895,619	$2,778,411	$-	$-	$74,674,030
Inter-segment revenue	29,807,085	1,926	-	(29,809,011)	-
Total segment revenue	$101,702,704	$2,780,337	$-	$(29,809,011)	$74,674,030
Segment gain (loss) before tax	$(291,133)	$10,114,799	$(51,015,192)	$(24,913,904)	$(66,105,430)
Segment including :
Depreciation	$508,757	$63,401	$537	$1,426	$574,121
Amortization	$141,937	$5,883	$672,827	$554	$821,201
Interest income	$(1,247,990)	$(15,578)	$(304,155)	$(1,530)	$(1,569,253)
Interest expense	$564,278	$52,688	$113,549	$1,993	$732,508
Tax expense	$(715,170)	$(613,612)	$800	$17,168	$(1,310,814)
Segment assets	$148,312,072	$106,857,376	$96,733,693	$(198,107,159)	$153,795,982
Segment liabilities	$114,950,253	$106,566,450	$30,753,177	$(171,577,751)	$80,692,129

	Year ended December 31, 2023
			Other	Adjustment and
	Security Convergence	Video IoT	segment (Note 1)	write-off (Note 2)	Consolidation
Revenue from external customers	$61,789,671	$2,905,320	$-	$-	$64,694,991
Inter-segment revenue	11,697,729	39,339	-	(11,737,068)	-
Total segment revenue	$73,487,400	$2,944,659	$-	$(11,737,068)	$64,694,991
Segment gain (loss) before tax	$28,283,481	$(3,547,581)	$(7,948,575)	$224,279	$17,011,604
Segment including :
Depreciation	$476,605	$26,637	$19,721	$-	$522,963
Amortization	$102,736	$4,633	$618,662	$-	$726,031
Interest income	$(309,605)	$(16,394)	$(444,411)	$-	$(770,410)
Interest expense	$529,750	$34,553	$253,762	$-	$818,065
Tax expense	$3,370,891	$142,928	$2,171	$-	$3,515,990
Segment assets	$85,334,926	$9,137,251	$113,310,681	$(92,349,110)	$115,437,748
Segment liabilities	$50,490,134	$16,486,654	$83,970,880	$(89,661,653)	$61,336,015

	Year ended December 31, 2022
			Other	Adjustment and
	Security Convergence	Video IoT	segment (Note 1)	write-off (Note 2)	Consolidation
Revenue from external customers	$12,710,421	$9,698,387	$-	$-	$22,408,808
Inter-segment revenue	149,771	826,548	-	(976,319)	-
Total segment revenue	$12,860,192	$10,524,935	$-	$(976,319)	$22,408,808
Segment loss before tax	$(2,848,847)	$(6,750,899)	$(77,507,110)	$-	$(87,106,856)
Segment including :
Depreciation	$2,490,896	$3,447,091	$180	$-	$5,938,167
Amortization	$967,557	$720,061	$-	$-	$1,687,618
Interest income	$(9,861)	$(36,235)	$(189,816)	$-	$(235,912)
Interest expense	$221,215	$336,045	$278,013	$-	$835,273
Tax expense	$81,248	$346,946	$2,174	$-	$430,368
Segment assets	$22,387,916	$30,228,118	$45,236,856	$(32,592,012)	$65,260,878
Segment liabilities	$21,790,810	$26,070,168	$19,088,347	$(30,231,630)	$36,717,695
Note 1:	Other segment is composed of holding companies and overseas subsidiaries which are excluded from reportable segments of Security Convergence or Video IoT.

Note 2:	Adjustment and write-off represents elimination for intercompany transactions for consolidation purpose.

d)	Reconciliation for segment income (loss)

i)	Sales between segments are carried out at arm’s length. The revenue from external customers reported to the chief operating decision-maker is measured in a manner consistent with that in the consolidated statements of comprehensive income (loss).

ii)	Refer to clause c) above for information on total consolidated profit or loss after reconciliation and reconciliation for profit or loss after tax of reportable segments during the current period.

e)	Information on product and service

The main businesses of the Group are providing information, software and data processing services. Refer to Note 26 for the disclosure information by products and services.

f)	Geographical information

Geographical information for the years ended December 31, 2024, 2023 and 2022 is as follows:

	Year ended December 31, 2024		Year ended December 31, 2023		Year ended December 31, 2022
	Revenue	Non-current assets (Note 1)	Revenue	Non-current assets (Note 1)	Revenue	Non-current assets (Note 1)
Asia
-Taiwan	$74,632,115	$14,889,959	$64,615,921	$15,821,531	$14,706,318	$16,716,816
-Hong Kong	-	-	63,615	3,695,405	7,687,126	704
-India	-	82,874	-	-	-	-
-Others	-	-	-	47,964	10,774	-
Americas	-	358	-	895	4,590	1,431
Egypt	-	410,787	-	-	-	-
United Kingdom	41,915	198,681	-	-	-	-
Cayman Islands	-	2,856,051	-	65,578	-	537,684
Other regions	-	315,304	15,455	5,874,406	-	-
	$74,674,030	$18,754,015	$64,694,991	$25,505,779	$22,408,808	$17,256,635

Revenues by geography are determined based on the region of the Group’s contracting entity, which may be different than the region of the customer. Revenue from Taiwan accounted for approximately 99, 99 and 66 percent of total revenue for the years ended December 31, 2024, 2023 and 2022, respectively. Non-current assets by geography are based on physical location.

Note 1:	Non-current assets excludes deferred tax assets, guarantee deposits paid and intercompany balances.

g)	Major customer information

Information of major customers that exceed 10% of the revenue in the statements of comprehensive income for each of the three years presented is as follows:

		Year ended December 31, 2024		Year ended December 31, 2023		Year ended December 31, 2022
	Location	Revenue	Segment	Revenue	Segment	Revenue	Segment
Customer A	Singapore	$-	Not applicable	$-	Not applicable	$5,388,482	Security Convergence
Customer B	Taiwan	-	Not applicable	-	Not applicable	3,691,803	Security Convergence
Customer C	Taiwan	11,025,893	Security Convergence	8,129,968	Security Convergence	-	Not applicable
Customer D	Egypt	59,095,524	Security Convergence	52,271,731	Security Convergence	-	Not applicable

Note 1:	As of December 31, 2024, one customer accounted for over 10% of total accounts receivable. As of December 31, 2023, no customer accounted for 10% or more of total accounts receivable.